Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Profit (loss) before income taxes from continuing operations	$ 23,870	$ (43,106)	$ 37,507
Profit (loss) before income taxes from discontinued operations	0	(1,053)	139,792
Adjustments to reconcile profit (loss) before income taxes to net cash flows:
Share-based payment expense	9,073	9,785	4,521
Depreciation and amortization	13,939	19,600	20,390
Impairment of non-financial assets	3,194	5,624	0
Share of net loss (income) of equity-accounted investees	6	29,376	(2,005)
Impairment of equity-accounted investee	0	115,477	0
Fair value gain on investments	(1,500)	(116,561)	(24,000)
Gain on disposal of emerging market fintech operations	0	0	(151,368)
Impact of divestment of joint venture	0	0	1,834
Net finance expense (income)	18,224	8,603	(11,980)
Other adjustments	(452)	(1,833)	(1,466)
Changes in working capital:
Change in trade and other receivables	(17,811)	(7,383)	22,101
Change in prepayments	4,253	(132)	12,032
Change in inventories	(1,488)	24	7,752
Change in loans to customers	0	68	75,064
Change in trade and other payables	8,559	12,925	(25,135)
Change in deferred revenue	(97)	747	(346)
Change in other liabilities	3	(146)	(1,482)
Income taxes paid	(3,111)	(5,452)	(9,887)
Net cash flow from (used in) operating activities	56,662	26,564	93,324
Cash flows from investing activities:
Purchase of equipment	(3,187)	(1,060)	(2,484)
Purchase of intangibles assets	0	0	(2,286)
Development expenditure	(6,789)	(4,836)	(6,553)
Acquisition of subsidiary, net of cash acquired	0	(9,008)	(4,882)
Cash transferred upon loss of control over emerging market fintech operations	0	0	(39,260)
Deposit of collateral for subsidiaries' loan facility	0	0	(1,000)
Release of escrow account	0	0	1,000
Disbursement of short-term loans	0	0	(6,332)
Repayment of short-term loans	0	0	6,332
Investment in, and loans to associates and joint ventures	0	0	(440)
Proceeds from sale of shares in associate	36,879	50,000	0
Net sale (purchase) of listed equity instruments	16,178	(84,835)	58,535
Interest income received	1,368	35	326
Net cash flow from (used in) investing activities	44,450	(49,703)	2,956
Cash flows from financing activities:
Acquisition of treasury shares	(146,068)	(749)	(49,049)
Proceeds from loans and borrowings	0	0	6,905
Interests on loans and borrowings	(293)	(316)	(1,752)
Repayment of loans and borrowings	(378)	(499)	(52,874)
Payment of lease liabilities	(3,837)	(5,119)	(4,202)
Net cash flow from (used in) financing activities	(150,578)	(6,683)	(100,972)
Net change in cash and cash equivalents	(49,465)	(29,822)	(4,692)
Cash and cash equivalents at beginning of period	102,876	134,168	139,487
Effect of exchange rate changes on cash and cash equivalents	(996)	(1,472)	(627)
Cash and cash equivalents at end of period	$ 52,414	$ 102,876	$ 134,168